Leases - Schedule in Tabular Form of Maturity of Operating and Finance Leases (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2024 (remaining)	$ 434
2024/2025	552	$ 583
2025/2026	363	552
2026/2027	44	363
2027/2028		44
Total lease payments	1,393	1,542
Less: interest	(160)	(191)
Total lease liabilities	1,233	1,351
2024 (remaining)	1,154
2024/2025	1,580	1,534
2025/2026	132	1,580
2026/2027		132
Total lease payments	2,866	3,246
Less: interest	(198)	(254)
Total lease liabilities	$ 2,668	$ 2,992